CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Preference shares [member]
Number of shares outstanding	452,122,416	452,122,416	452,122,416
Dividends paid, ordinary shares per share	$ 950	$ 888	$ 830
Revaluation surplus [member]
Number of shares outstanding	509,704,584	509,704,584	509,704,584